UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MFS® HIGH INCOME MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 152.2%
Airport Revenue - 5.5%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$110,000	$107,270
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	210,000	242,229
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	205,000	234,436
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	410,000	476,646
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	2,840,000	2,848,208
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	3,106,774
Houston, TX, Airport System Rev., “B”, 5%, 2026	210,000	246,632
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	195,000	218,579
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	225,000	256,172
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	315,000	372,888
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	360,000	422,395
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	960,000	1,070,534

		$9,602,763
General Obligations - General Purpose - 3.5%
Allegheny County, PA, “C-70”, 5%, 2037	$340,000	$379,977
Bellwood, IL, General Obligation, 5.875%, 2027	200,000	198,520
Bellwood, IL, General Obligation, 6.15%, 2032	300,000	296,589
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	1,000,000	1,181,350
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	1,175,000	1,370,555
Luzerne County, PA, AGM, 6.75%, 2023	570,000	667,664
State of California, 5.25%, 2028	425,000	513,574
State of California, 5.25%, 2030	1,005,000	1,193,226
State of Hawaii, “DZ”, 5%, 2031	255,000	302,996

		$6,104,451
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$110,000	$123,973

General Obligations - Schools - 1.0%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$350,000	$182,483
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	355,000	176,960
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	715,000	341,105
Frisco, TX, Independent School District, School Building, “B”, 3%, 2042	285,000	267,433
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	237,111
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	625,251

		$1,830,343
Healthcare Revenue - Hospitals - 34.5%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$646,262
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	75,000	63,653
Arizona Health Facilities Authority Hospital Rev. (Phoenix Children’s Hospital), “B”, 5%, 2043	135,000	146,177
Arizona Health Facilities Authority Hospital Rev. (Phoenix Children’s Hospital), “B”, 5%, 2048	585,000	626,997
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	244,207
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	750,000	832,913
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	165,000	186,189
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	146,541
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	1,067,600
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	835,000	1,007,068
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,710,979
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	75,000	81,556
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	914,859

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	$1,000,000	$1,107,990
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	170,000	184,617
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	375,000	402,844
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 6%, 2039	445,000	483,177
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	1,195,000	1,388,674
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	330,000	366,082
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	235,000	292,187
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,369,483
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047	390,000	390,577
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	505,000	528,654
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	782,676
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	615,000	737,342
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	145,000	153,916
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,255,000	2,429,357
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,220,000	1,333,850
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	612,174
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	380,000	444,980
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	240,000	282,038
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,455,000	1,571,051
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	535,000	572,418
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	430,995
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	143,259
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	735,000	881,530
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	65,000	71,198
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	130,000	140,834
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	632,354
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	50,000	55,881
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	125,000	136,529
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	250,000	269,403
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,125,000	1,212,480
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2018 (c)	1,685,000	2,119,477
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	420,000	446,792
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	77,544
Maine Health & Higher Educational Facilities Authority Rev. (Eastern Maine Medical Center Obligated Group), 5%, 2043	230,000	250,705
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	380,000	424,445
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	945,000	1,147,041
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	555,000	694,577
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	506,095
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,250,000	1,423,350
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	65,000	70,290
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	45,000	47,936
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	159,790
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	820,200
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2032	105,000	116,198
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	205,000	221,142
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	745,000	869,661
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	809,904
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	1,130,000	1,248,119
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	760,256
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	260,000	260,403
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	292,395
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	174,231
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	195,000	204,902
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	115,000	120,253

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	$305,000	$315,916
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,922,737
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,731,747
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,125,000	1,289,981
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	840,000	984,026
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	835,685
Salida, CO, Hospital District Rev., 5.25%, 2036	889,000	908,682
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	128,174
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	135,000	145,858
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	110,000	120,394
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2042	375,000	406,335
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	500,000	515,000
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	175,000	201,322
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	100,000	114,923
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	380,000	420,888
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	305,000	338,443
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	238,889
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	475,000	1,183
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	311,486
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	249,100
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	647,119
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2033	1,395,000	1,603,078
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	527,368
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	250,000	284,938
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	75,000	83,493
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	1,044,240
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	920,000	1,046,022
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	605,000	697,559
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	922,384
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	509,080
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2037	180,000	190,222
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2042	180,000	189,635

		$60,275,164
Healthcare Revenue - Long Term Care - 16.3%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	$964,000	$778,256
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	500,000	403,765
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	1,014,950
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	123,296
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	156,891
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2027	20,000	22,474
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2032	25,000	27,677
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2042	70,000	76,236
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,445,000	1,404,265
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	536,715
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.125%, 2030	40,000	43,069
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.25%, 2037	55,000	58,674
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,450,246

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	$355,000	$364,045
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	890,000	999,586
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	750,000	764,963
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	125,179
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	180,000	215,419
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	537,145
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	248,763
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	1,050,000	1,164,408
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	245,000	244,983
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	265,000	271,002
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	230,000	240,647
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,274,625
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	730,510
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	365,000	365,840
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,477,596
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	170,000	173,137
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	95,000	96,634
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	655,000	662,683
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	514,000	525,729
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	945,541
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,115,000	1,115,245
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	168,995	138,422
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	42,309	32,677
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	11,291	7,581
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	56,165	798
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	190,000	190,251
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	101,145
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	100,000	47,606
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	150,000	71,391
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,028,000	1,040,089
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2028	440,000	495,906
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2029	165,000	183,483
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	254,675
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	762,983
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	208,665
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	836,682
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	52,037
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	140,000	140,826
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	225,000	240,415
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	350,000	367,560
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	260,226	181,229
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	238,838	155,462
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	111,525	2,212
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	102,359	2,030
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	780,000	887,671
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	65,000	72,957
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	65,000	66,061
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	525,000	580,676
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	980,000	1,102,843
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	110,000	120,443
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	85,000	92,944
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	110,000	132,052

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	$165,000	$196,901
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	1,052,000	1,061,436

		$28,468,303
Industrial Revenue - Airlines - 3.1%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$255,000	$320,038
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	190,000	211,905
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	470,000	491,056
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2029	500,000	501,265
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 7%, 2029	250,000	250,670
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	850,000	872,678
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	455,000	467,103
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	455,000	463,627
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	750,000	770,183
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)	1,005,000	1,137,108

		$5,485,633
Industrial Revenue - Chemicals - 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$650,148
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	840,000	840,983

		$1,491,131
Industrial Revenue - Environmental Services - 2.2%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$307,903
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	845,000	908,629
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	450,000	467,766
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	260,000	269,451
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	870,000	905,975
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	890,000	926,802

		$3,786,526
Industrial Revenue - Other - 2.2%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$310,000	$287,510
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	63,113	631
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	345,000	354,691
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	500,555
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	585,000	585,608
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,518,720
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	465,000	513,318

		$3,761,033
Industrial Revenue - Paper - 1.6%
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	$1,000,000	$1,012,620
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,274,242
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	370,248
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	200,000	196,138

		$2,853,248
Miscellaneous Revenue - Entertainment & Tourism - 1.1%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$230,000	$230,764
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	155,000	185,975
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	100,000	120,151
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	760,272
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	60,000	68,972

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	$185,000	$210,232
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	395,131

		$1,971,497
Miscellaneous Revenue - Other - 5.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$395,000	$429,681
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	55,000	57,985
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	135,000	159,596
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	875,000	1,036,805
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	515,000	516,921
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,196,485
District of Columbia Rev. (American Society Hematology), 5%, 2036	65,000	70,752
District of Columbia Rev. (American Society Hematology), 5%, 2042	50,000	53,816
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	150,000	163,679
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	70,000	78,072
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	140,000	150,319
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	50,000	54,352
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	255,000	285,218
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	635,000	704,799
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	685,000	817,061
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	695,000	774,188
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	300,174
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	1,675,000	1,837,860

		$8,687,763
Multi-Family Housing Revenue - 3.8%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$735,000	$735,669
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	735,000	333,411
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	1,176,110
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	1,028,290
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	1,360,841	1,312,708
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	542,869
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	795,000	797,465
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	760,000	753,289

		$6,679,811
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$370,000	$427,357

Port Revenue - 0.4%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$125,000	$143,306
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	365,000	414,622
Port New Orleans, LA, Board Of Commissioners Port Facility Rev., “B”, 5%, 2031	60,000	66,401
Port New Orleans, LA, Board Of Commissioners Port Facility Rev., “B”, 5%, 2032	20,000	22,116

		$646,445
Sales & Excise Tax Revenue - 4.2%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$538,065
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	215,000	253,745
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	430,000	505,676
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	80,000	93,743
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	795,000	921,278
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	385,000	443,189
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,385,000	1,768,548
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	845,000	936,885

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	$490,000	$579,366
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	365,000	416,001
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4%, 2036	115,000	112,576
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4.75%, 2042	95,000	96,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	45,000	47,452
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	585,000	619,334

		$7,332,258
Single Family Housing - Local - 1.2%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$280,928	$286,159
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,835,000	1,872,287

		$2,158,446
Single Family Housing - State - 1.4%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$755,000	$772,169
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,200,000	1,223,448
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	490,000	500,564

		$2,496,181
State & Agency - Other - 0.0%
Tift County, GA, Hospital Authority Rev. Anticipation Certificates, 5%, 2038	$40,000	$44,425

State & Local Agencies - 5.4%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$180,000	$205,227
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	1,000,000	1,061,020
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	140,000	146,447
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	375,000	411,559
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,611,495
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	155,000	182,548
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,229,620
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	518,470
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	196,680
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	217,330
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	1,645,000	2,353,074
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	285,000	302,143
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	840,000	1,009,159

		$9,444,772
Student Loan Revenue - 0.7%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$260,000	$295,750
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	260,000	295,950
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	25,000	27,996
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	475,000	540,336

		$1,160,032
Tax - Other - 3.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$125,000	$135,998
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	535,000	574,376
Dallas County, TX, Flood Control District, 7.25%, 2032	1,000,000	1,001,950
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	460,000	491,855
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	480,000	566,362
New Jersey Economic Development Authority Rev., 5%, 2025	170,000	194,094
New Jersey Economic Development Authority Rev., 5%, 2026	85,000	96,391
New Jersey Economic Development Authority Rev., 5%, 2028	35,000	39,215

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
New Jersey Economic Development Authority Rev., 5%, 2029	$35,000	$39,039
New York Dormitory Authority, State Personal Income Tax Rev., “C”, 5%, 2034	1,330,000	1,529,766
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	618,996
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	295,805

		$5,583,847
Tax Assessment - 5.2%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$175,000	$190,871
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	195,000	217,033
Celebration Community Development District, FL, “A”, 6.4%, 2034	880,000	890,551
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	468,999
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	250,168
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	395,454
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	470,000	350,973
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013	75,000	61,241
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	754,748
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	465,733
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	448,000	461,391
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	173,106
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,876,000	1,885,211
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2022	1,910,000	1,340,037
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	250,000	192,910
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	230,246
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	710,000	305,300
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	1,210,000	459,800

		$9,093,772
Tobacco - 8.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$2,635,000	$2,386,072
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	1,155,000	1,029,093
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	550,977
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	525,000	457,653
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)(f)	915,000	928,350
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 2027	220,000	205,258
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	670,000	624,621
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	560,000	510,098
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,710,000	2,043,313
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	220,000	218,383
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	4,670,000	4,089,332
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,090,000	1,091,929
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	105,000	112,119
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	250,000	255,358

		$14,502,556
Toll Roads - 5.5%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$2,092,554
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	135,000	144,469
Chesapeake, VA, Toll Road Rev. Convertible Capital Appreciation (Transportation System), “B”, 0%, 2032	155,000	96,835
Chesapeake, VA, Toll Road Rev. Convertible Capital Appreciation (Transportation System), “B”, 0%, 2040	180,000	110,635
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	1,293,270
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,015,000	1,298,215
North Texas Tollway Authority Rev., 6%, 2038	970,000	1,136,801
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	710,000	828,456
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	365,000	442,949
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	360,000	392,076

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	$595,000	$691,836
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	950,000	1,041,324

		$9,569,420
Universities - Colleges - 9.8%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$100,000	$111,594
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	685,000	767,727
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	190,000	212,150
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,650,000	1,931,408
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	110,553
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	850,000	905,191
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	985,000	1,033,876
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	30,000	32,788
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	265,000	292,107
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,861,290
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	200,975
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	97,533
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	135,000	136,026
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	590,000	671,880
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	195,000	221,836
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	210,000	233,148
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	95,000	104,567
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2037	160,000	174,376
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2042	85,000	92,286
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	710,000	802,023
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	361,548
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	920,000	1,079,979
Onondaga, NY, Civic Development Corp. (Le Moyne College), 5%, 2042	145,000	157,358
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	250,000	266,945
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	55,000	53,868
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	30,000	30,089
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	415,000	452,018
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	245,000	288,304
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	110,000	129,078
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	105,000	122,866
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	190,000	220,155
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,628,188
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	370,000	453,513
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	275,000	316,484
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	114,543
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	355,000	397,912

		$17,066,182
Universities - Dormitories - 2.7%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$225,000	$249,521
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	250,000	283,838
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,015,000	1,090,039
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2030	90,000	97,916
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2045	100,000	104,962
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	160,000	172,485
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	785,000	938,303
Mississippi State University, Educational Building Corp., 5%, 2036	560,000	631,999
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	65,000	70,242
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	75,000	82,811

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	$100,000	$113,356
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	145,000	163,634
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	135,000	151,347
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2044	135,000	147,555
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	125,000	132,146
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	275,000	282,615

		$4,712,769
Universities - Secondary Schools - 1.5%
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	$125,000	$140,129
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	100,000	113,584
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	320,000	366,227
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	140,000	141,992
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	200,000	229,826
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.4%, 2047	125,000	126,775
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	140,000	140,479
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	295,000	291,959
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	250,000	287,965
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	85,000	91,784
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	215,000	234,210
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	165,000	168,341
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2033	80,000	81,668
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2043	160,000	160,344

		$2,575,283
Utilities - Cogeneration - 1.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$1,285,000	$1,325,490
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	645,000	645,013

		$1,970,503
Utilities - Investor Owned - 6.3%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.5%, 2030	$450,000	$467,883
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	61,378
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,584,399
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	310,000	363,044
Fort Bend County, TX, Industrial Development Corp. (NRG Energy, Inc.), “A”, 4.75%, 2038	425,000	439,960
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	950,000	1,112,089
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric Co. Palo Verde Project), “A”, 4.5%, 2042	190,000	196,175
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	105,000	128,444
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	2,004,520
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	257,830
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	797,089
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	260,000	290,631
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	915,498
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,295,000	1,369,475

		$10,988,415
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$120,000	$138,649
Guam Power Authority Rev., “A”, AGM, 5%, 2026	100,000	115,094
Guam Power Authority Rev., “A”, AGM, 5%, 2027	40,000	45,895
Guam Power Authority Rev., “A”, 5%, 2034	120,000	131,563
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	445,000	515,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	$465,000	$545,650

		$1,492,174
Utilities - Other - 3.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$221,931
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	650,000	908,122
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	430,000	531,175
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	150,000	192,308
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	695,000	965,313
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,533,267
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	75,000	87,406
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	190,000	206,522
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	305,000	329,464

		$5,975,508
Water & Sewer Utility Revenue - 10.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$591,992
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	755,000	837,537
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	370,000	381,818
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	164,227
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	160,000	190,629
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	145,000	172,025
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	95,000	112,468
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	20,000	23,594
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	535,000	614,052
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028	2,000,000	2,356,680
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	1,175,074
Houston, TX, Utility System Rev., “D”, 5%, 2036	550,000	637,720
King County, WA, Sewer Rev., 5%, 2040	1,765,000	1,985,554
Massachusetts Water Resources Authority, “B”, 5%, 2041	350,000	399,424
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	190,000	215,356
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	265,000	325,592
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	865,000	988,211
New York Environmental Facilities, “C”, 5%, 2041	1,195,000	1,363,710
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “AA”, 5%, 2034	2,510,000	2,907,333
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	1,010,000	1,112,394
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	817,432

		$17,372,822
Total Municipal Bonds		$265,734,806

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	3,396,583	$3,396,583
Total Investments		$269,131,389

Other Assets, Less Liabilities - 1.7%		2,976,918

ARPS, at liquidation value (issued by the fund) - (3.2)%		(5,625,000)

VMTPS, at liquidation value (issued by the fund) - (52.6)%		(91,875,000)
Net assets applicable to common shares - 100.0%		$174,608,307

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,562,277 representing 1.5% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	$549,565	$542,869
% of Net assets applicable to common shares			0.3%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 2/28/13

Futures Contracts Outstanding at 2/28/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Short)	USD	46	$6,613,938	June - 2013	$18,114

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$29,071,859	June - 2013	$(7,248)

At February 28, 2013, the fund had liquid securities with an aggregate value of $459,609 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$265,734,806	$—	$265,734,806
Mutual Funds	3,396,583	—	—	3,396,583
Total Investments	$3,396,583	$265,734,806	$—	$269,131,389

Other Financial Instruments
Futures Contracts	$10,866	$—	$—	$10,866

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$244,522,461
Gross unrealized appreciation	27,968,152
Gross unrealized depreciation	(3,359,224)
Net unrealized appreciation (depreciation)	$24,608,928

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,001,469	12,894,836	(13,499,722)	3,396,583

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,044	$3,396,583

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.